UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign
Fund
A Series of Templeton Funds
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2022, the global
economic recovery was hampered by renewed outbreaks
of COVID-19, supply-chain disruptions and geopolitical
tensions and conflict. Rising inflation across multiple
countries caused many central banks, including the U.S.
Federal Reserve, to adopt less accommodative monetary
stances, putting pressure on global equity markets. New
Chinese government regulations on some businesses further
dampened investor sentiment in Asian and emerging market
stocks. Near period-end, Russia’s invasion of Ukraine
increased investor uncertainty, as international sanctions
on Russia constrained companies that do business with
Russia and threatened to disrupt global economic activity
and commodity markets. In this environment, stocks in
global developed and emerging markets excluding the U.S.,
as measured by the MSCI All Country World Index ex USA
Index-NR (net of tax withholding when dividends are paid),
posted a -6.95% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Foreign Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Templeton Foreign Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton Foreign Fund
This semiannual report for Templeton Foreign Fund covers
the period ended February 28, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in foreign securities. These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a -2.65% cumulative total
return for the six months under review. In comparison, the
MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed
and emerging markets excluding the U.S., posted a -6.95%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -5.26% total
return for the six months ended February 28, 2022.
1
The
combination of increased consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new restrictions on some businesses also
pressured Asian and global emerging market stocks. Near
period-end, Russia’s invasion of Ukraine increased investor
uncertainty, as international sanctions on Russia constrained companies that do business with Russia and threatened to
disrupt global economic activity and commodity markets.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
However, investor expectations for higher interest rates and geopolitical uncertainty late in the reporting period negatively impacted U.S. equities. The U.S. Federal Reserve (Fed)
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended U.S.
Treasury (UST) and mortgage bond purchases to help keep
markets functioning. In its January 2022 meeting statement,
however, the Fed noted that due to employment gains and
elevated inflation, it expected conditions would soon be
appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST
and mortgage-backed securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of the Omicron
variant of COVID-19 disrupted labor markets and led to
renewed restrictions. Additionally, in February 2022, the
annual inflation rate in the eurozone reached the highest
level on record, and the prospect of energy shortages during the winter tempered investor optimism. The European
Central Bank struck a less accommodative tone at its
February meeting, acknowledging that inflation has been
more persistent than expected and opening the possibility
of an interest-rate increase in 2022. Stocks of companies
Geographic Composition
2/28/22
% of Total
Net Assets
Europe 49.8%
Asia 40.4%
North America 7.0%
Latin America & Caribbean 1.9%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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Semiannual Report
with exposure to Russia, particularly banks, endured
further declines late in the reporting period. Consequently,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -6.70% total return for the
six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -9.34% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions and government measures to limit real
estate speculation. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, and investor concerns
about the solvency of several large Chinese property
developers further pressured Asian stocks during the six-
month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -9.81% total return
for the six months under review.
1
Rising interest rates and
elevated inflation dampened investor enthusiasm in global
emerging market equities. Geopolitical instability drove
strength in the U.S. dollar, further pressuring stocks in
emerging market countries, especially Russia as the ruble
plunged against the U.S. dollar. Interest-rate increases to
curb inflation by several central banks, including those of
Brazil and Mexico, as well as the international sanctions
on Russia, raised investor concerns about a slowdown in
economic growth.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to seek to hedge (protect)
against currency risks.
Manager’s Discussion
Templeton Foreign Fund outperformed its benchmark, the
MSCI ACWI ex-USA Index-NR, during the semiannual
review period, led by stock selection and a favorable
overweighted allocation in energy. Stock selection in
industrials, information technology (IT), health care
and several other sectors also contributed. Consumer
discretionary and, to lesser extents, consumer staples and
financials were the only sectors that detracted from relative results. From a geographical standpoint, an overweighting
in the U.K., underweighting in China and stock selection in
Germany and Japan all aided relative returns.
Top 10 Industries
2/28/22
% of Total
Net Assets
a
Banks 13.5%
Oil, Gas & Consumable Fuels 8.7%
Pharmaceuticals 7.6%
Industrial Conglomerates 5.4%
Metals & Mining 4.5%
Automobiles 4.4%
Aerospace & Defense 4.3%
Semiconductors & Semiconductor Equipment 4.1%
Internet & Direct Marketing Retail 3.7%
Insurance 3.3%
Top 10 Countries
2/28/22
A
% of Total
Net Assets
A a
United Kingdom 22.8%
Japan 17.4%
Germany 10.2%
Netherlands 8.3%
South Korea 7.0%
United States 7.0%
China 6.6%
Switzerland 3.4%
France 3.4%
Hong Kong 3.2%

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Semiannual Report
The period under review encompassed what we viewed as a
meaningful inflection point in markets. After several months of more persistent and higher-than-expected inflation, in
November 2021 the Fed signaled a more hawkish position,
including likely interest rate hikes and the gradual phasing out of asset purchases known as quantitative easing. The
Fed’s policy pivot was echoed by other major central banks,
pushing bond yields higher, steepening key yield curves and
benefiting value-oriented sectors with positive interest-rate exposure (like financials) and inflation hedge characteristics
(like energy and materials). At the same time, the erstwhile leaders of the last market cycle—expensive, growth-oriented
stocks in areas like technology, consumer discretionary, and media and entertainment—sold off sharply.
Overall, investors seemed to refocus on fundamental and
quality characteristics and de-emphasize the speculative
extrapolation of revenue growth trends, an about-face that
benefited Templeton’s strategies given our emphasis on
rigorous fundamental analysis and valuation discipline.
Indeed, Templeton Foreign Fund had its best start to a year
relative to its benchmark in more than three decades during
the first two months of 2022, and was comfortably ahead of
its benchmark on a trailing one-year basis.
The energy sector was the biggest relative contributor at
a time when the price of oil soared to its highest levels
since 2014. The sector accounted for three of the Fund’s
top-five contributors: U.K.-based oil majors Shell and BP
and Canadian energy producer Cenovus Energy (not
held at period-end). We have been adding selectively
to our energy position over the past year given growing
supply-and-demand imbalances, stemming from years of
underinvestment in production on the supply side and a likely slower-than-expected transition to renewables supporting
hydrocarbon demand. Rising inflationary pressures and
continued supply discipline from the Organization of the
Petroleum Exporting Countries kept energy prices raised
during the period, even before Russia’s invasion of Ukraine
led to a breakout in oil prices well above $100 per barrel in the early days of March 2022. While we expect significant
volatility in oil prices given current geopolitical events, we continue to believe that intermediate-term supply-and-
demand fundamentals remain supportive. Against this
backdrop, high-quality oil and gas producers remain, in our
view, cheaply-valued and highly cash-generative, with much
of that cash being returned to shareholders in the form of
buybacks and dividends.
Industrials stocks also outperformed, led by U.K.-based
defense and aerospace specialist BAE Systems. The
market’s rotation toward value in the latter half of the
reporting period had a defensive flavor to it, which benefited
BAE as a lowly-valued, capital-intensive company that
benefits from both COVID-19 reopening and escalating
geopolitical tensions. In our view, BAE offers an attractive revenue profile with above-industry growth and an enviable
order backlog that creates high visibility. The firm has
strong incumbent positions that are well-supported by
government spending initiatives, as well as a geographically diversified client base and attractive product mix between
production and after-market. In our opinion, valuations
remain undemanding and dividend and free cash-flow yields
are generous, with the firm’s new chief financial officer
prioritizing capital return to shareholders.
IT holdings also notably outperformed. While there were
no IT holdings among the Fund’s 10 biggest contributors,
our reasonably-valued sector holdings successfully
limited losses relative to their more expensive benchmark
counterparts. Our underweighted exposure to the weak
sector also supported relative outperformance. Health care,
communication services, real estate, materials and utilities all also outperformed during the period, while our slightly
elevated cash position positively impacted relative returns in a weak market environment.
Turning to detractors, consumer discretionary was the
biggest relative laggard, pressured by an unfavorable
overweighting and weakness at European food-delivery
firm Just Eat Takeaway.com. The stock remained under
pressure amid concerns about competition and profitability,
and this remains a “show-me” story going forward. Investors
will want to see the strategic divestiture of certain assets
Top 10 Holdings
2/28/22
Company
Industry , Country
% of Total
Net Assets
A a
Shell plc 3.9%
Oil, Gas & Consumable Fuels, Netherlands
BP plc 3.7%
Oil, Gas & Consumable Fuels, United Kingdom
Hitachi Ltd. 3.1%
Industrial Conglomerates, Japan
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 2.7%
Semiconductors & Semiconductor Equipment,
Taiwan
Standard Chartered plc 2.7%
Banks, United Kingdom
Sumitomo Metal Mining Co. Ltd. 2.6%
Metals & Mining, Japan
Bayer AG 2.6%
Pharmaceuticals, Germany
KB Financial Group, Inc. 2.4%
Banks, South Korea
AstraZeneca plc 2.3%
Pharmaceuticals, United Kingdom

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Semiannual Report
(which management is exploring), more consistency hitting
guidance targets, and an improving competitive environment
that shifts from “growth at any cost” to “profitable growth.”
We see numerous catalysts that should help Just Eat
achieve these goals, creating considerable upside potential
from current depressed valuation levels.
Financials and consumer staples also detracted from relative results, albeit to lesser extents. Asia-focused life insurers
Prudential and AIA Group were among the financials sector’s
biggest laggards. Shares declined as regulatory tightening
and slowing growth in China led to decelerating new
business in this key end-market. However, we believe that
current growth headwinds in China are likely to be transient and that long-term growth opportunities in this attractive
market remain robust for industry leaders like AIA and
Prudential. The stocks currently trade near the lower-end of their historical valuation range and remain core holdings that we expect will benefit from Asia’s rising middle-class and
compound value over time. In consumer staples, Japanese
pharmacy Sundrug slumped after reporting slight sales
weakness in its most recent quarter. We remain constructive
on the stock given management’s continued emphasis
on returns on invested capital and the company’s strong
platform for profitable growth in a consolidating industry.
From a geographical standpoint, all major regions
outperformed, led by favorable allocations in the U.K.
(overweighted) and China (underweighted) and stock
selection in Germany, Japan and South Korea.
Market volatility spiked at the end of the reporting period
after Russia invaded Ukraine, sparking a risk-off event
across asset classes. The Fund has no direct exposure
(and little indirect exposure) to Russia. We have not found
attractive opportunities in Russian equities given heightened corporate governance concerns and geopolitical risks.
Nevertheless, the impact of war in Europe is creating
volatility in all risk assets. We are not currently making
any major changes to our strategic positioning, though
the portfolio manager continues to make incremental
adjustments designed to take advantage of volatility and
manage evolving risks. This has included slowly reducing
exposure to certain stocks that have performed positively
despite the selloff and appear fully-valued, and rotating into high-quality companies with strong long-term fundamentals
that have sold off on the back of recent volatility. Many such opportunities are emerging in Europe, where already-wide
valuation spreads have expanded further amid the Russia-
Ukraine conflict. We also continue to find select opportunities in “away-from-home” stocks, which should benefit as
economies eventually reopen from COVID-19 and consumer
demand shifts from goods to services.
While the near-term impact of war in Europe will likely be
negative for financial markets (and is a tragic humanitarian crisis), it also accelerates the move away from the low
interest rate, low inflation, benign economic environment that favored expensive growth stocks in the past cycle. We have
continued to see risks in both tails of the market’s valuation distribution: valuation risk among expensive growth stocks
and credit risk among lower quality value stocks. We have
viewed the recent leadership of these market extremes as
unsustainable and have tried to manage the portfolio toward
a better balance of quality, earnings growth and valuation.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended February 28, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any
CFA
®
is a trademark owned by CFA Institute

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market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Templeton Foreign Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -2.65% -7.98%
1-Year +1.40% -4.13%
5-Year +13.45% +1.41%
10-Year +46.07% +3.27%
Advisor
6-Month -2.53% -2.53%
1-Year +1.59% +1.59%
5-Year +14.82% +2.80%
10-Year +49.70% +4.12%
See page 9 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.2951
C $0.2131
R $0.2795
R6 $0.3281
Advisor $0.3165
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.15%
Advisor 0.85% 0.90%

Your Fund’s Expenses
Templeton Foreign Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $973.50 $5.31 $1,019.41 $5.44 1.09%
C $1,000 $970.10 $8.97 $1,015.69 $9.18 1.84%
R $1,000 $972.10 $6.54 $1,018.17 $6.69 1.34%
R6 $1,000 $974.90 $3.37 $1,021.38 $3.45 0.69%
Advisor $1,000 $974.70 $4.10 $1,020.64 $4.20 0.84%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.77 $6.22 $6.61 $7.69 $7.81 $6.87
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.18
c
0.10 0.19 0.12 0.11
Net realized and unrealized gains (losses) (0.25) 1.46 (0.25) (1.09) (0.13) 0.96
Total from investment operations ........ (0.21) 1.64 (0.15) (0.90) (0.01) 1.07
Less distributions from:
Net investment income .............. (0.30) (0.09) (0.24) (0.18) (0.11) (0.13)
Net asset value, end of period .......... $7.26 $7.77 $6.22 $6.61 $7.69 $7.81
Total return
d
....................... (2.65)% 26.57% (2.76)% (11.73)% (0.15)% 15.83%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.15% 1.19% 1.15% 1.16% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.09% 1.07% 1.10% 1.08% 1.11%
f
1.21%
f,g
Net investment income ............... 0.98% 2.45%
c
1.55% 2.69% 1.54% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $1,725,874 $1,990,939 $1,766,365 $2,395,260 $2,929,181 $3,287,394
Portfolio turnover rate ................ 15.56% 37.85%
h
42.37%
h
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.70 $6.17 $6.54 $7.49 $7.60 $6.69
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.13
c
0.05 0.12 0.06 0.05
Net realized and unrealized gains (losses) (0.24) 1.43 (0.25) (1.05) (0.12) 0.94
Total from investment operations ........ (0.23) 1.56 (0.20) (0.93) (0.06) 0.99
Less distributions from:
Net investment income .............. (0.21) (0.03) (0.17) (0.02) (0.05) (0.08)
Net asset value, end of period .......... $7.26 $7.70 $6.17 $6.54 $7.49 $7.60
Total return
d
....................... (2.99)% 25.55% (3.42)% (12.40)% (0.79)% 14.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.92% 1.90% 1.94% 1.90% 1.91% 1.96%
Expenses net of waiver and payments by
affiliates .......................... 1.84% 1.82% 1.85% 1.83% 1.86%
f
1.96%
f,g
Net investment income ............... 0.24% 1.81%
c
0.81% 1.94% 0.79% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $32,681 $39,083 $54,093 $87,160 $281,640 $346,032
Portfolio turnover rate ................ 15.56% 37.85%
h
42.37%
h
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.58 $6.08 $6.47 $7.53 $7.65 $6.73
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.16
c
0.08 0.17 0.10 0.09
Net realized and unrealized gains (losses) (0.24) 1.42 (0.24) (1.07) (0.12) 0.94
Total from investment operations ........ (0.21) 1.58 (0.16) (0.90) (0.02) 1.03
Less distributions from:
Net investment income .............. (0.28) (0.08) (0.23) (0.16) (0.10) (0.11)
Net asset value, end of period .......... $7.09 $7.58 $6.08 $6.47 $7.53 $7.65
Total return
d
....................... (2.79)% 26.29% (3.03)% (11.96)% (0.32)% 15.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.42% 1.40% 1.44% 1.40% 1.41% 1.46%
Expenses net of waiver and payments by
affiliates .......................... 1.34% 1.32% 1.35% 1.33% 1.36%
f
1.46%
f,g
Net investment income ............... 0.73% 2.21%
c
1.33% 2.44% 1.29% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $121,388 $123,744 $109,187 $127,546 $148,638 $153,516
Portfolio turnover rate ................ 15.56% 37.85%
h
42.37%
h
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.64 $6.12 $6.51 $7.58 $7.70 $6.78
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.21
c
0.12 0.22 0.15 0.16
Net realized and unrealized gains (losses) (0.25) 1.43 (0.24) (1.08) (0.12) 0.93
Total from investment operations ........ (0.20) 1.64 (0.12) (0.86) 0.03 1.09
Less distributions from:
Net investment income .............. (0.33) (0.12) (0.27) (0.21) (0.15) (0.17)
Net asset value, end of period .......... $7.11 $7.64 $6.12 $6.51 $7.58 $7.70
Total return
d
....................... (2.51)% 27.02% (2.38)% (11.34)% 0.24% 16.52%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.79% 0.79% 0.77% 0.73% 0.74%
Expenses net of waiver and payments by
affiliates .......................... 0.69% 0.69% 0.70% 0.68% 0.68%
f
0.73%
f
Net investment income ............... 1.40% 2.86%
c
1.96% 3.09% 1.97% 2.03%
Supplemental data
Net assets, end of period (000’s) ........ $414,216 $531,344 $594,452 $906,474 $1,496,328 $1,757,902
Portfolio turnover rate ................ 15.56% 37.85%
g
42.37%
g
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.64 $6.12 $6.51 $7.58 $7.70 $6.78
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.20
c
0.11 0.20 0.14 0.13
Net realized and unrealized gains (losses) (0.25) 1.43 (0.24) (1.07) (0.12) 0.94
Total from investment operations ........ (0.20) 1.63 (0.13) (0.87) 0.02 1.07
Less distributions from:
Net investment income .............. (0.32) (0.11) (0.26) (0.20) (0.14) (0.15)
Net asset value, end of period .......... $7.12 $7.64 $6.12 $6.51 $7.58 $7.70
Total return
d
....................... (2.53)% 26.88% (2.57)% (11.53)% 0.16% 16.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.90% 0.94% 0.90% 0.91% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.82% 0.85% 0.83% 0.86%
f
0.96%
f,g
Net investment income ............... 1.24% 2.80%
c
1.79% 2.94% 1.79% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $792,023 $620,885 $857,179 $857,482 $1,627,827 $1,717,937
Portfolio turnover rate ................ 15.56% 37.85%
h
42.37%
h
30.81% 23.01% 42.56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See N ote 3(h).

Templeton Funds
Statement of Investments (unaudited), February 28, 2022
Templeton Foreign Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 99.1%
Brazil 1.9%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,343,006 $ 58,841,599
China 6.6%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 3,672,870 48,349,516
a
Baidu, Inc., ADR ................. Interactive Media & Services 148,719 22,670,724
China Overseas Land & Investment Ltd. Real Estate Management & Development 9,569,600 29,217,796
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 23,145,804
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 230,683 43,857,452
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 26,233,380 12,549,757
a
Vipshop Holdings Ltd., ADR ........ Internet & Direct Marketing Retail 2,626,112 22,768,391
202,559,440
France 3.4%
Dassault Aviation SA .............. Aerospace & Defense 292,460 43,511,298
Faurecia SE .................... Auto Components 561,720 21,146,314
Valeo ......................... Auto Components 1,790,043 39,468,999
104,126,611
Germany 10.2%
Bayer AG ...................... Pharmaceuticals 1,364,167 78,780,795
Bayerische Motoren Werke AG ...... Automobiles 507,607 48,875,337
a
Continental AG .................. Auto Components 450,059 38,342,403
b
Covestro AG, 144A, Reg S ......... Chemicals 693,025 36,642,964
E.ON SE ....................... Multi-Utilities 4,215,997 57,331,311
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 864,099 55,427,107
315,399,917
Hong Kong 3.2%
AIA Group Ltd. .................. Insurance 5,316,653 55,207,653
CK Asset Holdings Ltd. ............ Real Estate Management & Development 3,707,406 23,416,292
Swire Pacific Ltd., A .............. Real Estate Management & Development 3,599,862 19,893,743
98,517,688
India 2.0%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 1,952,237 61,560,691
Japan 17.4%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 1,078,000 14,862,204
Hitachi Ltd. ..................... Industrial Conglomerates 1,941,279 96,009,903
Honda Motor Co. Ltd. ............. Automobiles 2,116,405 64,303,903
Isuzu Motors Ltd. ................ Automobiles 1,666,816 22,544,995
Seria Co. Ltd. ................... Multiline Retail 1,071,607 27,494,457
Sony Group Corp. ................ Household Durables 328,794 33,596,529
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,589,983 79,319,198
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 54,319,568
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,809,559 49,263,961
Taisei Corp. .................... Construction & Engineering 1,256,330 41,778,444
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,252,700 38,198,534
Toyota Industries Corp. ............ Machinery 196,134 14,919,466
536,611,162
Netherlands 8.3%
EXOR NV ...................... Diversified Financial Services 437,163 33,114,558
ING Groep NV .................. Banks 3,254,078 37,994,286
SBM Offshore NV ................ Energy Equipment & Services 4,209,864 64,111,737

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands (continued)
Shell plc ....................... Oil, Gas & Consumable Fuels 4,535,447 $ 119,585,520
254,806,101
Portugal 1.0%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 2,899,995 32,093,797
South Korea 7.0%
KB Financial Group, Inc. ........... Banks 1,474,406 72,742,963
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,421,831 85,674,784
Shinhan Financial Group Co. Ltd. .... Banks 1,801,271 58,608,874
217,026,621
Spain 0.7%
a
Amadeus IT Group SA ............ IT Services 184,537 12,172,415
a,c
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,170,272 9,564,418
21,736,833
Switzerland 3.4%
Adecco Group AG ................ Professional Services 1,227,413 57,962,740
Roche Holding AG ............... Pharmaceuticals 128,083 48,504,050
106,466,790
Taiwan 2.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,876,044 83,383,797
Thailand 1.5%
Kasikornbank PCL ............... Banks 9,198,837 46,213,864
United Kingdom 22.8%
AstraZeneca plc ................. Pharmaceuticals 579,288 70,399,846
BAE Systems plc ................ Aerospace & Defense 6,645,848 63,797,198
BP plc ......................... Oil, Gas & Consumable Fuels 23,710,950 115,552,678
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 9,929,086 69,613,935
Imperial Brands plc ............... Tobacco 2,696,656 58,956,982
a
Informa plc ..................... Media 4,416,503 34,963,962
a
International Consolidated Airlines
Group SA ..................... Airlines 14,579,294 28,613,364
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,038,480 42,020,179
Lloyds Banking Group plc .......... Banks 96,964,280 62,484,705
c
Prudential plc, (HKD Traded) ........ Insurance 589,500 8,814,444
Prudential plc, (GBP Traded) ........ Insurance 2,518,531 38,070,666
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 19,383,025 26,734,162
Standard Chartered plc ............ Banks 11,699,705 83,366,666
703,388,787
United States 7.0%
a
Array Technologies, Inc. ........... Electrical Equipment 2,664,300 29,946,732
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 148,063 47,594,851
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 20,484 44,496,369
a
DXC Technology Co. .............. IT Services 1,778,180 60,511,466
H&R Block, Inc. .................. Diversified Consumer Services 1,314,157 32,604,235
215,153,653
Total Common Stocks (Cost $2,757,597,673) ....................................
3,057,887,351

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments 0.7%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 0.7%
France 0.7%
Credit Agricole Corporate and
Investment Bank SA, 0.07%, 3/01/22 20,400,000 $ 20,400,000
Total Time Deposits (Cost $20,400,000) ........................................
20,400,000
a a a a a
Total Short Term Investments (Cost $20,400,000 ) ................................
20,400,000
a a a
Total Investments (Cost $2,777,997,673) 99.8% ..................................
$3,078,287,351
Other Assets, less Liabilities 0.2% .............................................
7,894,197
Net Assets 100.0% ...........................................................
$3,086,181,548
a a a
See Abbreviations on page 31.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $78,663,143, representing 2.5% of net assets.
c
A portion or all of the security is on loan at February 28, 2022. See Note 1(c).

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
Foreign Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,777,997,673
Value - Unaffiliated issuers (Includes securities loaned of $3,281,183) ................................. $3,078,287,351
Cash .................................................................................... 67,351
Receivables:
Investment securities sold ................................................................... 22,433,052
Capital shares sold ........................................................................ 2,076,592
Dividends and interest ..................................................................... 17,412,655
European Union tax reclaims (Note 1 d ) ......................................................... 1,662,504
Total assets .......................................................................... 3,121,939,505
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,641,935
Capital shares redeemed ................................................................... 6,285,016
Management fees ......................................................................... 1,590,156
Distribution fees .......................................................................... 418,459
Transfer agent fees ........................................................................ 1,251,445
Trustees' fees and expenses ................................................................. 5,236
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 20,788,322
Deferred tax ............................................................................... 1,787,502
Accrued expenses and other liabilities ........................................................... 989,886
Total liabilities ......................................................................... 35,757,957
Net assets, at value ................................................................. $3,086,181,548
Net assets consist of:
Paid-in capital ............................................................................. $3,267,633,348
Total distributable earnings (losses) ............................................................. (181,451,800)
Net assets, at value ................................................................. $3,086,181,548

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Foreign Fund
Class A:
Net assets, at value ....................................................................... $1,725,873,804
Shares outstanding ........................................................................ 237,746,377
Net asset value per share
a
.................................................................. $7.26
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $7.68
Class C:
Net assets, at value ....................................................................... $32,681,299
Shares outstanding ........................................................................ 4,504,214
Net asset value and maximum offering price per share
a
............................................. $7.26
Class R:
Net assets, at value ....................................................................... $121,387,761
Shares outstanding ........................................................................ 17,120,114
Net asset value and maximum offering price per share ............................................. $7.09
Class R6:
Net assets, at value ....................................................................... $414,216,124
Shares outstanding ........................................................................ 58,230,146
Net asset value and maximum offering price per share ............................................. $7.11
Advisor Class:
Net assets, at value ....................................................................... $792,022,560
Shares outstanding ........................................................................ 111,207,971
Net asset value and maximum offering price per share ............................................. $7.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended Februaury 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton
Foreign Fund
Investment income:
Dividends: (net of foreign taxes of $3,346,502)
Unaffiliated issuers ........................................................................ $33,504,647
Interest:
Unaffiliated issuers ........................................................................ 30,827
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 25,534
Non-controlled affiliates (Note 3 f ) ............................................................. 5
Other income (Note 1 d ) ...................................................................... 26,686
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (49,253)
Total investment income ................................................................... 33,538,446
Expenses:
Management fees (Note 3 a ) ................................................................... 11,244,561
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,246,001
    Class C ................................................................................ 179,459
    Class R ................................................................................ 305,084
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,581,873
    Class C ................................................................................ 31,604
    Class R ................................................................................ 107,523
    Class R6 ............................................................................... 136,151
    Advisor Class ............................................................................ 708,092
Custodian fees ............................................................................. 148,129
Reports to shareholders fees .................................................................. 229,905
Registration and filing fees .................................................................... 68,283
Professional fees ........................................................................... 11,826
Trustees' fees and expenses .................................................................. 121,383
Other .................................................................................... 164,191
Total expenses ......................................................................... 17,284,065
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,381,667)
Net expenses ......................................................................... 15,902,398
Net investment income ................................................................ 17,636,048
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 97,026,802
Foreign currency transactions ................................................................ (313,388)
Net realized gain (loss) .................................................................. 96,713,414
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (200,260,969)
Translation of other assets and liabilities denominated in foreign currencies .............................. (515,435)
Change in deferred taxes on unrealized appreciation ............................................... 1,016,163
Net change in unrealized appreciation (depreciation) ............................................ (199,760,241)
Net realized and unrealized gain (loss) ............................................................ (103,046,827)
Net increase (decrease) in net assets resulting from operations .......................................... $(85,410,779)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Templeton Foreign Fund
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,636,048 $92,940,813
Net realized gain (loss) ................................................. 96,713,414 337,726,333
Net change in unrealized appreciation (depreciation) ........................... (199,760,241) 398,219,453
Net increase (decrease) in net assets resulting from operations ................ (85,410,779) 828,886,599
Distributions to shareholders:
Class A ............................................................. (68,477,455) (25,789,554)
Class C ............................................................. (999,549) (254,786)
Class R ............................................................. (4,571,272) (1,399,512)
Class R6 ............................................................ (20,850,055) (9,135,018)
Advisor Class ........................................................ (34,087,582) (14,872,436)
Total distributions to shareholders .......................................... (128,985,913) (51,451,306)
Capital share transactions: (Note 2 )
Class A ............................................................. (150,488,628) (197,236,237)
Class C ............................................................. (4,372,202) (27,080,860)
Class R ............................................................. 5,496,434 (11,727,543)
Class R6 ............................................................ (83,795,484) (176,375,993)
Advisor Class ........................................................ 227,742,983 (440,296,554)
Total capital share transactions ............................................ (5,416,897) (852,717,187)
Net increase (decrease) in net assets ................................... (219,813,589) (75,281,894)
Net assets:
Beginning of period ..................................................... 3,305,995,137 3,381,277,031
End of period .......................................................... $3,086,181,548 $3,305,995,137

Templeton Funds
23
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Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Foreign Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Foreign Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Templeton Funds
Notes to Financial Statements (unaudited)
24
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Templeton Foreign Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $3,460,591 in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
25
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Templeton Foreign Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
26
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Templeton Foreign Fund
(continued)
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were
Six Months Ended
February 28, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 8,957,437 $67,589,973 28,785,548 $209,553,273
Shares issued in reinvestment of distributions .......... 9,189,756 64,695,879 3,171,878 22,520,330
Shares redeemed ............................... (36,796,986) (282,774,480) (59,457,247) (429,309,840)
Net increase (decrease) .......................... (18,649,793) $(150,488,628) (27,499,821) $(197,236,237)
Class C Shares:
Shares sold ................................... 233,005 $1,748,319 641,829 $4,680,418
Shares issued in reinvestment of distributions .......... 139,410 982,841 35,520 251,483
Shares redeemed
a
.............................. (942,974) (7,103,362) (4,376,336) (32,012,761)
Net increase (decrease) .......................... (570,559) $(4,372,202) (3,698,987) $(27,080,860)
Class R Shares:
Shares sold ................................... 1,404,246 $10,304,397 2,527,401 $18,072,742
Shares issued in reinvestment of distributions .......... 662,175 4,555,764 200,428 1,392,973
Shares redeemed ............................... (1,262,085) (9,363,727) (4,363,676) (31,193,258)
Net increase (decrease) .......................... 804,336 $5,496,434 (1,635,847) $(11,727,543)
Class R6 Shares:
Shares sold ................................... 5,620,883 $41,718,276 22,666,025 $167,068,991
Shares issued in reinvestment of distributions .......... 2,743,028 18,899,459 1,210,174 8,422,812
Shares redeemed ............................... (19,724,407) (144,413,219) (51,442,655) (351,867,796)
Net increase (decrease) .......................... (11,360,496) $(83,795,484) (27,566,456) $(176,375,993)
Advisor Class Shares:
Shares sold ................................... 42,660,852 $324,766,630 29,013,447 $207,655,897
Shares issued in reinvestment of distributions .......... 4,600,357 31,742,463 2,047,132 14,268,511
Shares redeemed in-kind (Note 3h) .................. — — (48,183,921) (363,822,338)
Shares redeemed ............................... (17,355,057) (128,766,110) (41,534,758) (298,398,624)
Net increase (decrease) .......................... 29,906,152 $227,742,983 (58,658,100) $(440,296,554)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
27
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Semiannual Report
Templeton Foreign Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 0.695% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Templeton Funds
Notes to Financial Statements (unaudited)
28
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Templeton Foreign Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $2,565,243, of which $878,653 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2022, the Fund held investments in affiliated management investment companies as follows:
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $55,340
CDSC retained .............................................................................. $2,801
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $1,390,420 $(1,390,420) $— $— $— — $5
Total Affiliated Securities ... $— $1,390,420 $(1,390,420) $— $— $— $5
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
29
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Templeton Foreign Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
h. Other Affiliated Transactions
During the year ended August 31, 2021, CollegeInvest (Colorado 529 Plans), an affiliated shareholder of the Fund, fully redeemed out of the Fund. As a result, on July 16, 2021, the Fund delivered portfolio securities and cash that were transferred in-kind to the Colorado 529 Plans, which included $32,278,642 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2021, the capital loss carryforwards were as follows:
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, wash sales, passive foreign investment company shares and gains realized on in-kind shareholder redemptions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$486,635,976 and $534,906,623, respectively.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $525,755,254
Cost of investments .......................................................................... $2,807,601,432
Unrealized appreciation ........................................................................ $618,977,393
Unrealized depreciation ........................................................................ (348,291,474)
Net unrealized appreciation (depreciation) .......................................................... $270,685,919
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
30
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Templeton Foreign Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

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Notes to Financial Statements (unaudited)
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Templeton Foreign Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 58,841,599 $ — $ — $ 58,841,599
China ............................... 89,296,567 113,262,873 — 202,559,440
France .............................. — 104,126,611 — 104,126,611
Germany ............................ — 315,399,917 — 315,399,917
Hong Kong ........................... — 98,517,688 — 98,517,688
India ................................ — 61,560,691 — 61,560,691
Japan ............................... — 536,611,162 — 536,611,162
Netherlands .......................... — 254,806,101 — 254,806,101
Portugal ............................. — 32,093,797 — 32,093,797
South Korea .......................... — 217,026,621 — 217,026,621
Spain ............................... — 21,736,833 — 21,736,833
Switzerland ........................... — 106,466,790 — 106,466,790
Taiwan .............................. — 83,383,797 — 83,383,797
Thailand ............................. — 46,213,864 — 46,213,864
United Kingdom ....................... — 703,388,787 — 703,388,787
United States ......................... 215,153,653 — — 215,153,653
Short Term Investments ................... — 20,400,000 — 20,400,000
Total Investments in Securities ........... $363,291,819 $2,714,995,532
a
$— $3,078,287,351
a
Includes foreign securities valued at $2,694,595,532, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
Cu r rency
GBP
British Pound
HKD
Hong Kong Dollar
10. Fair Value Measurements
(continued)

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32
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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON FUNDS
Templeton Foreign Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton Funds
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature,
extent and quality of the services provided by the Manager;
(ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager
and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund. The Board noted
management’s continued focus on enhancing the leadership
of the Templeton Global Equity Group and commitment to
providing the resources important to delivering sustainable
returns. The Board also acknowledged the ongoing
integration of the Legg Mason family of funds into the
FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that, even though the Fund’s peer
group is comprised of multi-cap value funds, some funds
within the Performance Universe are more skewed toward
the growth style, which has negatively impacted the Fund’s
relative returns during longer-term periods of outperformance of growth investing strategies over value investing
strategies. Management also explained that the Fund had
a larger allocation to the energy sector in comparison to the
Performance Universe, which underperformed for the three-
and five-year periods. Management further explained that the
Fund had an underweight position to the industrials sector
during the one-, three- and five-year periods compared to its peer group, which was a top performing sector for the Fund’s benchmark, the MSCI All Country World ex U.S. Index-NR,
in each of these periods. Management reported that the
Fund’s performance had recently improved, ranking in the
12th percentile of the Performance Universe for the one-
month period ended January 31, 2022. Management then
discussed with the Board the actions that are being taken
in an effort to improve the performance of the Fund and the
global equity funds as a whole. Management specifically
highlighted the strategic initiatives being undertaken in the
Templeton Global Equity Group, including enhancements to
the leadership of the group and the commitment of additional resources important to delivering sustainable returns. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.

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The Expense Group for the Fund included the Fund, two
other international multi-cap value funds, four international multi-cap growth funds, and four international multi-cap
core funds. The Board noted that the Management Rate
and actual total expense ratio for the Fund were below
the medians of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s

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35
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proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

104 S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Foreign Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
International
Climate Change Fund
A Series of Templeton Funds
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2022, the global
economic recovery was hampered by renewed outbreaks
of COVID-19, supply-chain disruptions and geopolitical
tensions and conflict. Rising inflation across multiple
countries caused many central banks, including the U.S.
Federal Reserve, to adopt less accommodative monetary
stances, putting pressure on global equity markets. New
Chinese government regulations on some businesses further
dampened investor sentiment in Asian and emerging market
stocks. Near period-end, Russia’s invasion of Ukraine
increased investor uncertainty, as international sanctions
on Russia constrained companies that do business with
Russia and threatened to disrupt global economic activity
and commodity markets. In this environment, stocks in
global developed and emerging markets excluding the U.S.,
as measured by the MSCI All Country World Index ex USA
Index-NR (net of tax withholding when dividends are paid),
posted a -6.95% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton International Climate Change Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton International Climate Change Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 13
Notes to Financial Statements 16
Shareholder Information 24
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton International Climate Change Fund
This semiannual report for Templeton International Climate
Change Fund covers the period ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks total return over the longer term. Under
normal market conditions, the Fund invests at least 80%
of its net assets in “non-U.S. securities,” as defined in the prospectus. These securities are predominantly equity
securities of companies located outside the U.S., including
developing markets. Under normal market conditions,
the Fund invests predominantly in companies that we
determined to exhibit superior practices in identifying,
adapting and providing solutions to the consequences
of climate change (i.e., companies that, based on our
fundamental analysis and research, are able to successfully
transition to a lower carbon economy).
Performance Overview
The Fund’s Advisor Class shares posted a -11.88%
cumulative total return for the six months under review.
In comparison, the MSCI All Country World Index (ACWI)
ex USA Index-NR, which measures stock performance
in global developed and emerging markets excluding the
U.S., posted a -6.95% cumulative total return.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -5.26% total
return for the six months ended February 28, 2022.
1
The
combination of increased consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new restrictions on some businesses also
pressured Asian and global emerging market stocks. Near
period-end, Russia’s invasion of Ukraine increased investor
uncertainty, as international sanctions on Russia constrained companies that do business with Russia and threatened to
disrupt global economic activity and commodity markets.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
However, investor expectations for higher interest rates and geopolitical uncertainty late in the reporting period negatively impacted U.S. equities. The U.S. Federal Reserve (Fed)
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended U.S.
Treasury (UST) and mortgage bond purchases to help keep
markets functioning. In its January 2022 meeting statement,
however, the Fed noted that due to employment gains and
elevated inflation, it expected conditions would soon be
appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST
and mortgage-backed securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of the Omicron
variant of COVID-19 disrupted labor markets and led to
renewed restrictions. Additionally, in February 2022, the
annual inflation rate in the eurozone reached the highest
Geographic Composition
2/28/22
% of Total
Net Assets
Europe 69.4%
Asia 28.9%
North America 2.2%
Short-Term Investments & Other Net Assets (0.5)%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Templeton International Climate Change Fund
4
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Semiannual Report
level on record, and the prospect of energy shortages during the winter tempered investor optimism. The European
Central Bank struck a less accommodative tone at its
February meeting, acknowledging that inflation has been
more persistent than expected and opening the possibility
of an interest-rate increase in 2022. Stocks of companies
with exposure to Russia, particularly banks, endured
further declines late in the reporting period. Consequently,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -6.70% total return for the
six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -9.34% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions and government measures to limit real
estate speculation. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, and investor concerns
about the solvency of several large Chinese property
developers further pressured Asian stocks during the six-
month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -9.81% total return
for the six months under review.
1
Rising interest rates and
elevated inflation dampened investor enthusiasm in global
emerging market equities. Geopolitical instability drove
strength in the U.S. dollar, further pressuring stocks in
emerging market countries, especially Russia as the ruble
plunged against the U.S. dollar. Interest-rate increases to
curb inflation by several central banks, including those of
Brazil and Mexico, as well as the international sanctions
on Russia, raised investor concerns about a slowdown in
economic growth.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach to select
attractively valued companies preparing for a transition to
a lower carbon economy and that meet our climate change
criteria. We focus on the market price of the company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. Our
analysis includes an assessment of the potential impacts of
material environmental, social and governance (ESG) factors
on the long-term risk and return profile of a company. We
also consider a company’s price/earnings ratio, price/cash
flow ratio, profit margins and liquidation value.
Manager’s Discussion
Templeton International Climate Change Fund
underperformed its benchmark index during the six-month
period. The “risk-off” sentiment was driven by a growing
expectation of monetary tightening in developed markets,
as central banks began to react to more persistent inflation and tightness in the labor market. Toward the end of the
reporting period, however, Russia’s invasion of Ukraine
heightened geopolitical risk and weakened expectations of
monetary tightening, creating headwinds for our financials
and automobile supplier holdings.
Relative performance was hurt by stock selection
and an overweighting in the industrials sector and an
underweighting in the financials sector.
In industrials, relative performance was hurt by Spanish
solar power equipment manufacturer Soltec Power Holdings
and by Denmark’s Vestas Wind Systems, the world’s largest
manufacturer of onshore wind turbines. Shares of Vestas
declined following the company’s second cut to operating
margin expectations in 2021 due to rising input costs, most
notably steel and transportation costs. We believe this
remains a temporary issue and that the case for long-
term profitable growth in the wind industry has continued
to strengthen, as companies and countries target more
aggressive decarbonization plans.
Elsewhere, relative performance was hampered primarily
by our investment in Umicore, a Belgian-based specialty
chemicals company comprising three businesses. Umicore
provides metals recycling services, vehicle catalysts
and cathode materials for electric vehicles. Shares
underperformed in the fourth quarter of 2021 after the
company’s new CEO announced a profit warning for both
Top 10 Industries
2/28/22
% of Total
Net Assets
a
Electrical Equipment 20.5%
Banks 12.4%
Semiconductors & Semiconductor Equipment 12.0%
Multi-Utilities 9.4%
Automobiles 7.1%
Independent Power and Renewable Electricity
Producers 5.2%
Food Products 5.2%
Pharmaceuticals 5.1%
Building Products 4.5%
Metals & Mining 3.9%

Templeton International Climate Change Fund
5
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Semiannual Report
2022 and 2023, driven by substantially lower volumes in its
cathode materials business, dampening earnings growth
for several years. While this business has experienced
operational issues in the past, we had remained constructive given the long-term opportunity around the growth of electric vehicles. However, we are concerned that the latest, more
meaningful profit warning is evidence that Umicore has lost
its technology leadership position and calls into question
its substantial investments in cathode materials capacity in recent years. We have since exited our position in the stock.
In contrast, stock selection and underweightings in the
consumer discretionary and health care sectors contributed
to relative performance.
Elsewhere, relative performance in the utilities sector was
led higher by our investment in French global water and
waste utility company Veolia Environnement. The company’s
shares have continued to benefit from investor optimism
regarding the company’s upcoming merger with competitor
Suez (not a Fund holding). Shares outperformed in late
2021 after the company reported better-than-expected
third-quarter results and reconfirmed its fiscal 2021 earnings outlook. In the longer term, the company should benefit
from a multi-year growth trend in the demand for waste,
water and recycling services, driven by increasing consumer
awareness and regulation. Also from the utilities sector,
shares of German power provider E.ON advanced after the
company reported third-quarter 2021 results that pointed to
recoveries in key business segments and highlighted
encouraging debt reduction progress. We continue to see
numerous potential value catalysts for E.ON over time,
including continued balance sheet improvements, lower
financing costs and the green energy transition, which
would spur grid investment and upgrades in Germany that
ultimately should help expand E.ON’s regulated asset base.
Regionally, stock selection in France, Spain and Belgium
detracted from relative performance during the six-month
reporting period. Stock selection and an overweighting in
Denmark also pressured results, as did a lack of exposure to
Canada. In contrast, stock selection in Japan contributed to relative performance, as did a lack of exposure to China. Our zero-weighting to Russian equities also supported relative
results.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended February 28, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
Thank you for your continued participation in Templeton
International Climate Change Fund. We look forward to
serving your future investment needs.
Top 10 Holdings
2/28/22
Company
Industry , Country
% of Total
Net Assets
a a
Prysmian SpA 5.2%
Electrical Equipment, Italy
E.ON SE 5.2%
Multi-Utilities, Germany
AstraZeneca plc 5.1%
Pharmaceuticals, United Kingdom
STMicroelectronics NV 4.8%
Semiconductors & Semiconductor Equipment,
Singapore
Standard Chartered plc 4.8%
Banks, United Kingdom
Signify NV 4.7%
Electrical Equipment, Netherlands
Cie de Saint-Gobain 4.5%
Building Products, France
Danone SA 4.3%
Food Products, France
Veolia Environnement SA 4.2%
Multi-Utilities, France
Honda Motor Co. Ltd. 3.9%
Automobiles, Japan
Top 10 Countries
2/28/22
a
% of Total
Net Assets
a a
France 20.3%
Germany 11.8%
Japan 11.0%
United Kingdom 10.9%
Netherlands 8.5%
Italy 6.2%
Denmark 6.2%
India 6.0%
Spain 5.6%
Singapore 4.8%

Templeton International Climate Change Fund
6
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Semiannual Report
Craig Cameron, CFA
Tina Sadler, CFA
Herbert J. Arnett, Jr.
Lauran Halpin
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2022
Templeton International Climate Change Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/2022
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. Advisor Class shares are offered without sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month -11.88% -11.88%
1-Year -3.02% -3.02%
3-Year +47.34% +13.79%
Since Inception (6/1/18) +35.13% +8.37%
See page 8 for Performance Summary footnotes.

Templeton International Climate Change Fund
Performance Summary
8
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Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographical-
ly. Current political uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 12/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–2/28/22)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.1314 $0.1212 $0.4827 $0.7353
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
0.97% 8.16%

Your Fund’s Expenses
Templeton International Climate Change Fund
9
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $881.20 $4.53 $1,019.98 $4.87 0.97%

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2018
a
2021 2020 2019
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $14.68 $10.71 $8.91 $9.64 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.04 0.10 0.07 0.27 0.04
Net realized and unrealized gains (losses) ........... (1.77) 3.96 2.03 (0.93) (0.40)
Total from investment operations .................... (1.73) 4.06 2.10 (0.66) (0.36)
Less distributions from:
Net investment income .......................... (0.13) (0.09) (0.30) (0.05) —
Net realized gains ............................. (0.60) — — (0.02) —
Total distributions ............................... (0.73) (0.09) (0.30) (0.07) —
Net asset value, end of period ...................... $12.22 $14.68 $10.71 $8.91 $9.64
Total return
d
................................... (11.88)% 37.89% 23.70% (6.75)% (3.60)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 7.92% 8.16% 6.48% 9.65% 13.30%
Expenses net of waiver and payments by affiliates ....... 0.98% 0.97% 0.97% 0.97% 0.97%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.97%
f
0.97% 0.97% 0.97%
Net investment income ........................... 0.55% 0.80% 0.74% 2.94% 1.51%
Supplemental data
Net assets, end of period (000’s) .................... $2,463 $2,935 $2,142 $1,783 $1,929
Portfolio turnover rate ............................ 17.15% 53.37% 39.99% 9.55% 7.95%
a
For the period June 1, 2018 (commencement of operations) to August 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments (unaudited), February 28, 2022
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a Industry Shares a Value
a
Common Stocks 100.5%
Denmark 6.2%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 428 $ 55,379
Vestas Wind Systems A/S .......... Electrical Equipment 2,978 96,014
151,393
France 20.3%
BNP Paribas SA ................. Banks 1,633 94,733
Cie de Saint-Gobain .............. Building Products 1,799 111,522
Danone SA ..................... Food Products 1,754 106,688
Valeo ......................... Auto Components 3,758 82,861
Veolia Environnement SA .......... Multi-Utilities 2,960 103,183
498,987
Germany 11.8%
E.ON SE ....................... Multi-Utilities 9,346 127,092
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,674 90,457
Siemens AG .................... Industrial Conglomerates 510 71,834
289,383
Hong Kong 0.8%
b
Cadeler A/S .................... Construction & Engineering 5,443 20,589
b
India 6.0%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 4,300 71,165
Kaveri Seed Co. Ltd. .............. Food Products 3,124 20,211
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 157,200 57,207
148,583
Italy 6.2%
Danieli & C Officine Meccaniche SpA . Machinery 1,563 24,530
Prysmian SpA ................... Electrical Equipment 3,873 127,468
151,998
Japan 11.0%
Honda Motor Co. Ltd. ............. Automobiles 3,190 96,924
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,923 95,932
Toyota Motor Corp. ............... Automobiles 4,300 78,680
271,536
Netherlands 8.5%
ING Groep NV .................. Banks 8,020 93,641
a
Signify NV, 144A, Reg S ........... Electrical Equipment 2,284 116,809
210,450
Singapore 4.8%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,844 119,359
South Korea 2.7%
a
Samsung Electronics Co. Ltd., GDR,
144A, Reg S .................. Technology Hardware, Storage & Peripherals 22 33,004
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 70 32,261
65,265
Spain 5.6%
Red Electrica Corp. SA ............ Electric Utilities 1,371 27,154

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a Industry Shares a Value
a
Common Stocks
(continued)
Spain (continued)
b
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 2,001 $ 46,032
b
Soltec Power Holdings SA .......... Electrical Equipment 11,567 63,516
136,702
Taiwan 3.5%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 85,608
United Kingdom 10.9%
AstraZeneca plc ................. Pharmaceuticals 1,036 125,903
DS Smith plc .................... Containers & Packaging 5,463 25,169
Standard Chartered plc ............ Banks 16,499 117,564
268,636
United States 2.2%
Schneider Electric SE ............. Electrical Equipment 357 55,300
Total Common Stocks (Cost $2,106,150) .......................................
2,473,789
Short Term Investments 1.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.0%
United States 1.0%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 24,951 24,951
Total Money Market Funds (Cost $24,951) ......................................
24,951
a a a a a
Total Short Term Investments (Cost $24,951 ) ...................................
24,951
a a a
Total Investments (Cost $2,131,101) 101.5% ....................................
$2,498,740
Other Assets, less Liabilities (1.5)% ...........................................
(36,228)
Net Assets 100.0% ...........................................................
$2,462,512
a a a
See Abbreviations on page 23 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $205,192, representing 8.3% of net assets.
b
Non-income producing.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28,2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton
International
Climate Change
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,106,150
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 24,951
Value - Unaffiliated issuers .................................................................. $2,473,789
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 24,951
Receivables:
Dividends ............................................................................... 7,234
Affiliates ................................................................................ 45,931
Total assets .......................................................................... 2,551,905
Liabilities:
Payables:
Transfer agent fees ........................................................................ 367
Reports to shareholders fees ................................................................ 5,096
Professional fees ......................................................................... 66,809
Trustees' fees and expenses ................................................................. 509
Deferred tax ............................................................................... 294
Accrued expenses and other liabilities ........................................................... 16,318
Total liabilities ......................................................................... 89,393
Net assets, at value ................................................................. $2,462,512
Net assets consist of:
Paid-in capital ............................................................................. $2,009,800
Total distributable earnings (losses) ............................................................. 452,712
Net assets, at value ................................................................. $2,462,512
Shares outstanding ......................................................................... 201,474
Net asset value and maximum offering price per share ............................................... $12.22

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Templeton
International
Climate Change
Fund
Investment income:
Dividends: (net of foreign taxes of $3,114)
Unaffiliated issuers ........................................................................ $20,709
Non-controlled affiliates (Note 3 e ) ............................................................. 5
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 35
Total investment income ................................................................... 20,749
Expenses:
Management fees (Note 3 a ) ................................................................... 9,629
Transfer agent fees (Note 3 d ) .................................................................. 343
Custodian fees (Note 4 ) ...................................................................... 293
Reports to shareholders fees .................................................................. 2,820
Registration and filing fees .................................................................... 30,670
Professional fees ........................................................................... 52,949
Trustees' fees and expenses .................................................................. 603
Other .................................................................................... 10,611
Total expenses ......................................................................... 107,918
Expense reductions (Note 4 ) ............................................................... (67)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (94,600)
Net expenses ......................................................................... 13,251
Net investment income ................................................................ 7,498
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $821)
Unaffiliated issuers ...................................................................... 100,245
Foreign currency transactions ................................................................ (705)
Net realized gain (loss) .................................................................. 99,540
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (453,026)
Translation of other assets and liabilities denominated in foreign currencies .............................. (116)
Change in deferred taxes on unrealized appreciation ............................................... 1,466
Net change in unrealized appreciation (depreciation) ............................................ (451,676)
Net realized and unrealized gain (loss) ............................................................ (352,136)
Net increase (decrease) in net assets resulting from operations .......................................... $(344,638)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Templeton International Climate Change
Fund
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,498 $20,990
Net realized gain (loss) ................................................. 99,540 336,629
Net change in unrealized appreciation (depreciation) ........................... (451,676) 453,276
Net increase (decrease) in net assets resulting from operations ................ (344,638) 810,895
Distributions to shareholders .............................................. (147,060) (17,160)
Capital share transactions (Note 2 ) .......................................... 18, 948 —
Net increase (decrease) in net assets ................................... (472,750) 793,735
Net assets:
Beginning of period ..................................................... 2,935,262 2,141,527
End of period .......................................................... $2,462,512 $2,935,262

Templeton Funds
Notes to Financial Statements (unaudited)
Templeton International Climate Change Fund
16
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Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Climate Change Fund (Fund) is included in
this report. The Fund has five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund currently operates with one class of shares,
Advisor Class. The Fund began publicly offering its shares
on December 15, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

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Notes to Financial Statements (unaudited)

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Templeton International Climate Change Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements (unaudited)

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Templeton International Climate Change Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Shares sold ................................... 1,474 $18,948 — $—
Net increase (decrease) .......................... 1,474 $18,948 — $—
Subsidiary Affiliation
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Templeton Global Advisors Ltd. (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Notes to Financial Statements (unaudited)

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Templeton International Climate Change Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIC based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2022, the gross annualized effective investment management fee rate was 0.705% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML and Global Advisors, affiliates of FTIC, provide subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Templeton International Climate Change Fund
(continued)
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $343, of which $326 were retained by Investor
Services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2022, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2022.
Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Other Affiliated Transactions
At February 28, 2022, Franklin Resources, Inc. owned 99.3% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 158,272 $ 282,151 $ (415,472) $ — $ — $ 24,951 24,951 $ 5
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $174,280 $(174,280) $— $— $— — $—
Total Affiliated Securities ... $158,272 $456,431 $(589,752) $— $— $24,951 $5
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
21
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Templeton International Climate Change Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$460,867 and $501,640, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $2,142,358
Unrealized appreciation ........................................................................ $479,929
Unrealized depreciation ........................................................................ (123,547)
Net unrealized appreciation (depreciation) .......................................................... $356,382

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton International Climate Change Fund
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Denmark ............................ $ — $ 151,393 $ — $ 151,393
France .............................. — 498,987 — 498,987
Germany ............................ — 289,383 — 289,383
Hong Kong ........................... — 20,589 — 20,589
India ................................ 71,165 77,418 — 148,583
Italy ................................ — 151,998 — 151,998
Japan ............................... — 271,536 — 271,536
Netherlands .......................... — 210,450 — 210,450
Singapore ............................ — 119,359 — 119,359
South Korea .......................... — 65,265 — 65,265
Spain ............................... — 136,702 — 136,702
Taiwan .............................. 85,608 — — 85,608
United Kingdom ....................... — 268,636 — 268,636
United States ......................... — 55,300 — 55,300
Short Term Investments ................... 24,951 — — 24,951
Total Investments in Securities ........... $181,724 $2,317,016
a
$— $2,498,740

Templeton Funds
Notes to Financial Statements (unaudited)
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Templeton International Climate Change Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $2,317,016, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
11. Fair Value Measurements
(continued)

Templeton Funds
Shareholder Information
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Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON FUNDS
Templeton International Climate Change Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the: (i) investment management agreement
between Franklin Templeton Investments Corp. (FTIC) and
the Trust, (ii) investment sub-advisory agreement between
FTIC and Franklin Templeton Investment Management
Limited (FTIML), an affiliate of FTIC, and (iii) investment
sub-advisory agreement between FTIC and Templeton
Global Advisors Limited (TGAL, and collectively with FTIML,
the Sub-Advisers), an affiliate of FTIC, each on behalf of
the Fund (each a Management Agreement) for an additional
one-year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement. FTIC, FTIML and TGAL are each
referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature,
extent and quality of the services provided by each Manager;
(ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager
and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The
Board also reviewed and considered an annual report on
payments made by Franklin Templeton (FT) or the Fund to
financial intermediaries, as well as a memorandum relating
to third-party servicing arrangements, which included
discussion of the changing distribution landscape for the
Fund. The Board noted management’s continued focus
on enhancing the leadership of the Templeton Global
Equity Group and commitment to providing the resources
important to delivering sustainable returns. The Board also
acknowledged the ongoing integration of the Legg Mason

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Shareholder Information
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Semiannual Report
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over the one- and three-year periods
ended November 30, 2021. The Board noted that the
Fund commenced operations on June 1, 2018 and was
100% owned by FRI until December 15, 2021 when the
Fund became publicly available. The Board considered
the performance return for the Fund in comparison to the
performance returns of mutual funds deemed comparable
to the Fund included in a universe (Performance
Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment
company data. The Board received a description of the
methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board
also reviewed and considered Fund performance reports
provided and discussions that occurred with portfolio
managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international multi-cap core funds. The Board noted that the Fund’s annualized total
return for the one- and three-year periods was above the
median of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Advisor Class shares for the Fund and Class I,
Class IS, Class R5 and Institutional Class shares for funds
in the Expense Group with multiple classes of shares. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 11
other international multi-cap core funds. The Board noted
that the Management Rate for the Fund was below the
median of its Expense Group. The Board also noted that
the actual total expense ratio for the Fund was above the
median of its Expense Group. The Board further noted that
the Fund’s actual total expense ratio reflected a fee waiver from management. The Board also noted that each of the
Fund’s Sub-Advisers is paid by FTIC out of the management
fee FTIC receives from the Fund and that the allocation of
the fee between FTIC and each Sub-Adviser reflected the
services provided by each to the Fund. After consideration
of the above, the Board concluded that the Management
Rate charged to the Fund and the sub-advisory fee paid to
each Sub-Adviser are reasonable.

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Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager
incurs across the FT family of funds as a whole. The Board
noted that the Fund does not currently have an asset size
that would likely enable the Fund to achieve economies of
scale. The Board concluded that to the extent economies
of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.

Templeton Funds
Shareholder Information
27
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Semiannual Report
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

6316 S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton International Climate Change Fund
Investment Manager Distributor Shareholder Services
Franklin Templeton Investments Corp. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton World
Fund
A Series of Templeton Funds
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2022, the global
economic recovery was hampered by renewed outbreaks
of COVID-19, supply-chain disruptions and geopolitical
tensions and conflict. Rising inflation across multiple
countries caused many central banks, including the U.S.
Federal Reserve, to adopt less accommodative monetary
stances, putting pressure on global equity markets. New
Chinese government regulations on some businesses further
dampened investor sentiment in Asian and emerging market
stocks. Near period-end, Russia’s invasion of Ukraine
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and threatened to disrupt global economic activity and
commodity markets. In this environment, global developed
and emerging market stocks, as measured by the MSCI
All Country World Index-NR (net of tax withholding when
dividends are paid), posted a -5.26% total return for the
period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton World Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton World Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Templeton World Fund
This semiannual report for Templeton World Fund covers the
period ended February 28, 2022. Effective September 30,
2021, Templeton World Fund repositioned to implement a
more focused global equity strategy with a greater emphasis
on quality companies. The Fund remains diversified but may
hold a smaller number of issuers. Additionally, the Fund’s
primary benchmark changed to the MSCI All Country World
Index (net of dividend tax withholdings).
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.).
Performance Overview
The Fund’s Class A shares posted a -7.13% cumulative total
return for the six months under review. In comparison, the
Fund’s new primary benchmark, the MSCI All Country World
Index (ACWI)-NR, which measures stock performance in
global developed and emerging markets, posted a -5.26%
cumulative total return, while the Fund’s former primary
benchmark, the MSCI ACWI 100% Hedged to USD-NR,
posted a -4.04% cumulative total return.
1
The MSCI ACWI-
NR replaced the MSCI ACWI 100% Hedged to USD-NR
as the Fund’s primary benchmark because the investment
manager believes the MSCI ACWI-NR is a more appropriate
index of the Fund due to the fact that, as of September 30,
2021, the Fund no longer regularly engages in currency-
related derivatives to hedge all or substantially all of its foreign currency exposure to the U.S. dollar. Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -5.26% total
return for the six months ended February 28, 2022.
1
The
combination of increased consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new restrictions on some businesses also
pressured Asian and global emerging market stocks. Near
period-end, Russia’s invasion of Ukraine increased investor
uncertainty, as international sanctions on Russia constrained companies that do business with Russia and threatened to
disrupt global economic activity and commodity markets.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
However, investor expectations for higher interest rates and geopolitical uncertainty late in the reporting period negatively impacted U.S. equities. The U.S. Federal Reserve (Fed)
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended U.S.
Treasury (UST) and mortgage bond purchases to help keep
Geographic Composition
2/28/22
% of Total
Net Assets
North America 54.8%
Europe 27.6%
Asia 15.8%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15 .

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markets functioning. In its January 2022 meeting statement, however, the Fed noted that due to employment gains and
elevated inflation, it expected conditions would soon be
appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST
and mortgage-backed securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of the Omicron
variant of COVID-19 disrupted labor markets and led to
renewed restrictions. Additionally, in February 2022, the
annual inflation rate in the eurozone reached the highest
level on record, and the prospect of energy shortages during the winter tempered investor optimism. The European
Central Bank struck a less accommodative tone at its
February meeting, acknowledging that inflation has been
more persistent than expected and opening the possibility
of an interest-rate increase in 2022. Stocks of companies
with exposure to Russia, particularly banks, endured
further declines late in the reporting period. Consequently,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -6.70% total return for the
six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -9.34% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions and government measures to limit real
estate speculation. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, and investor concerns
about the solvency of several large Chinese property
developers further pressured Asian stocks during the six-
month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -9.81% total return
for the six months under review.
1
Rising interest rates and
elevated inflation dampened investor enthusiasm in global
emerging market equities. Geopolitical instability drove
strength in the U.S. dollar, further pressuring stocks in
emerging market countries, especially Russia as the ruble
plunged against the U.S. dollar. Interest-rate increases to
curb inflation by several central banks, including those of
Brazil and Mexico, as well as the international sanctions
on Russia, raised investor concerns about a slowdown in
economic growth.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
The Fund may use a variety of equity-related derivatives,
which may include equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways. The Fund
also may from time to time engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to hedge some of its foreign currency exposure.
Manager’s Discussion
Templeton World Fund underperformed its benchmark,
the MSCI ACWI-NR, during the semiannual review period,
pressured primarily by stock-specific weakness in the
consumer discretionary sector and in Europe. Stock-specific
issues in materials and an unfavorable underweighting
in financials also negatively impacted performance. On
the other hand, the Fund benefited from an overweighted
allocation to energy at a time when oil rallied above $100
per barrel, as well as stock selection (i.e., the avoidance of the most expensive and vulnerable stocks) in information
Top 10 Industries
2/28/22
% of Total
Net Assets
a
Internet & Direct Marketing Retail 8.5%
Semiconductors & Semiconductor Equipment 7.4%
Beverages 6.8%
Pharmaceuticals 6.6%
Hotels, Restaurants & Leisure 5.6%
Interactive Media & Services 4.7%
Health Care Equipment & Supplies 4.7%
IT Services 3.9%
Technology Hardware, Storage & Peripherals 3.4%
Health Care Providers & Services 3.2%

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Semiannual Report
technology (IT) and communication services, formerly well-
performing sectors that sold off sharply during the review
period.
Templeton World Fund is evolving toward a more focused
(40-50 stocks), unhedged global equity strategy with a
greater emphasis on quality stocks. As part of this evolution, the Fund’s primary benchmark changed from the MSCI
ACWI 100% Hedged to USD-NR to the MSCI ACWI-NR.
However, no other investment strategies of the Fund are
changing and the Fund will retain the flexibility to invest in
U.S. and foreign (both developed and emerging markets)
companies of any capitalization range. This transition
has been underway for several months and is nearing
completion. The market environment during the review
period was quite favorable for the repositioning, as a number of higher quality stocks with attractive longer-term growth
prospects have sold off indiscriminately, creating what we
believe are buying opportunities.
The period encompassed what we viewed as a meaningful
inflection point in markets. After several months of more
persistent and higher-than-expected inflation, in November
2021 the Fed signaled a more hawkish position, including
likely interest rate hikes and the gradual phasing out of asset purchases known as quantitative easing. The policy pivot
pushed bond yields higher, steepening key yield curves and
benefiting value-oriented sectors with positive interest rate exposure (like financials) and inflation hedge characteristics
(like energy and materials). At the same time, the erstwhile leaders of the last market cycle—expensive, growth-oriented
stocks in areas like technology, consumer discretionary and
media and entertainment—sold off sharply.
Overall, investors seemed to be refocusing on fundamental
and quality characteristics and de-emphasizing the
speculative extrapolation of revenue growth trends, an
about-face that began to benefit Templeton’s strategies
given our emphasis on rigorous fundamental analysis and
valuation discipline. While the Fund underperformed during
the six-month period overall, relative performance began to
improve significantly after the policy pivot in late November
2021. In fact, the first two months of 2022 saw Templeton
World Fund’s best start to a year since 2004.
An overweighted allocation and stock-specific issues in the
consumer discretionary sector were the primary drags on
relative performance at the sector level. European food-
delivery platform Just Eat Takeaway.com was the Fund’s
biggest individual relative detractor. The stock remained
under pressure amid concerns about competition and
profitability, and this remains a “show-me” story going
forward. Investors will want to see the strategic divestiture of certain assets (which management is exploring), more
consistency hitting guidance targets, and an improving
competitive environment that shifts from “growth at any
cost” to “profitable growth.” We see numerous catalysts
that should help Just Eat achieve these goals, creating
considerable upside potential from current depressed
valuation levels. While we view management’s intentions as
credible, we are also in the process of directly expressing
our views on how the company can unlock value to Just
Eat’s chairman and supervisory board. Offsetting Just Eat
within the consumer discretionary sector was U.S.-based
discount grocer Dollar Tree. Shares were up more than 50%
during the six-month period and the stock finished as the
Fund’s top relative performer. Management reported inline
results, successfully raised prices and engaged with activist shareholders seeking to unlock value, all of which led to a
raft of analyst upgrades.
Materials stocks were led lower by Belgian specialty
chemicals firm Umicore. The company, which operates
a scrap recycling business and makes cathodes for
batteries as well as catalysts for internal combustion engine vehicles, issued two consecutive profit warnings at the
end of 2021. These unexpected warnings underscored a
loss of technology leadership in cathode materials (which
will negatively impact growth and margins) and raised
questions about management’s ability to execute. Those
concerns, combined with an elevated earnings profile in
the cyclical scrap metals recycling business given high
Top 10 Holdings
2/28/22
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 4.4%
Internet & Direct Marketing Retail, United States
Samsung Electronics Co. Ltd. 3.4%
Technology Hardware, Storage & Peripherals,
South Korea
UnitedHealth Group, Inc. 3.2%
Health Care Providers & Services, United States
T-Mobile US, Inc. 3.2%
Wireless Telecommunication Services, United
States
Walt Disney Co. (The) 3.2%
Entertainment, United States
Taiwan Semiconductor Manufacturing Co. Ltd. 3.0%
Semiconductors & Semiconductor Equipment,
Taiwan
Roche Holding AG 2.8%
Pharmaceuticals, Switzerland
Keurig Dr Pepper, Inc. 2.8%
Beverages, United States
Medtronic plc 2.7%
Health Care Equipment & Supplies, United
States
Alphabet, Inc. 2.6%
Interactive Media & Services, United States

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commodity prices, caused us to reevaluate our investment
thesis. We exited the stock in November 2021, and the
company went on to significantly underperform the market
in the subsequent three-month period. Offsetting Umicore’s
weakness within the materials sector was strength at
Freeport-McMoRan, the world’s largest copper producer
and a top-10 contributor during the month. We have been
encouraged to see our copper thesis come to fruition as
structurally constrained global supply meets elevated
demand from infrastructure and building projects as well as
“green” applications like electric vehicles and smart power
grids.
Financials holdings also detracted, pressured by our
underweighted allocation to a sector that held up well on
rising expectations for higher interest rates. We have long
been underweighting the sector given concerns about credit
risk and poor earnings quality. With the shift in the Fund’s strategy towards quality companies that are resilient in
most economic cycles, we are not compelled to participate
in the financial sector given the sensitivity of the stocks to macroeconomic variables that are hard to forecast. Given
the lack of structural change in the banking industry, we
believe the banks carry cycle risk without a commensurate
return during the good periods. Our light positioning
negatively impacted relative returns during the semiannual
review period.
Turning to contributors, stock selection in the IT sector aided relative performance during the period. Shares of U.S.-based semiconductor specialist Micron Technology rose to all-time
highs as the combination of supply shortages and capacity
discipline created a favorable pricing environment for the
chipmaker. Micron remains well-positioned in an oligopolistic memory chip market, with a strong operating track record
and consistent history of prodigious positive free cash flow generation.
Energy holdings also outperformed, accounting for two of
the Fund’s 10 biggest contributors. The sector was led by
U.S. refiner Marathon Petroleum, which rallied after beating earnings estimates, buoyed by stronger-than-expected
refining results and the authorization of a multibillion U.S.
dollar share buyback. U.K.-based oil and gas giant BP also
finished among the Fund’s top-10 contributors. We are
maintaining our energy position given what we believe are
multi-year structural changes to the sector. Supply-and-
demand imbalances continue to increase, stemming from
years of under-investment in production on the supply side
and a likely slower-than-expected transition to renewables
supporting hydrocarbon demand.
Communication services and health care stocks also
outperformed slightly during the period. Furthermore, the
Fund’s elevated cash position positively contributed in a
broadly weak market.
From a regional standpoint, relative weakness was
concentrated in the U.K., Japan and Canada, while Taiwan,
South Korea, Norway and the Netherlands were all notable
contributors.
The catalyst for the market rotation was, first, the Fed’s
hawkish policy pivot, and second, Russia’s invasion of
Ukraine late in the period, which sparked a risk-off event
across asset classes. The Fund has no direct exposure
(and little indirect exposure) to Russia. We have not found
attractive opportunities in Russian equities given heightened corporate governance concerns and geopolitical risks.
Nevertheless, the impact of war in Europe is creating
volatility in all risk assets.
While the near-term impact of war in Europe will likely
be negative for financial markets (as well as a tragic
humanitarian crisis), it also accelerates the move away
from the low interest rate, low inflation, benign economic
environment that favored expensive growth stocks in the
past cycle. We have continued to see risks in both tails of
the market’s valuation distribution: valuation risk among
expensive growth stocks and credit risk among lower quality
value stocks. We have viewed the recent leadership off
these market extremes as unsustainable and have tried
to manage the portfolio toward a better balance of quality,
earnings growth and valuation.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
Top 10 Countries
2/28/22
a
% of Total
Net Assets
a a
United States 54.8%
United Kingdom 11.2%
Germany 5.7%
Japan 4.4%
France 3.5%
South Korea 3.4%
Taiwan 3.0%
Switzerland 2.8%
Belgium 2.6%
Hong Kong 2.5%

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when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended February 28, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s significant investment in securities with non-U.S.
currency exposure.
Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Warren Pustam, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Peter M. Moeschter, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2022
Templeton World Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -7.13% -12.23%
1-Year -0.80% -6.29%
5-Year +17.99% +2.20%
10-Year +73.40% +5.06%
Advisor
6-Month -7.01% -7.01%
1-Year -0.54% -0.54%
5-Year +19.53% +3.63%
10-Year +77.77% +5.92%
See page 9 for Performance Summary footnotes.

Templeton World Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Current political and financial uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.2303
C $0.0702
R6 $0.2751
Advisor $0.2690
Total Annual Operating Expenses
4
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Templeton World Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $928.70 $4.97 $1,019.64 $5.21 1.04%
C $1,000 $925.30 $8.58 $1,015.88 $8.99 1.80%
R6 $1,000 $930.20 $3.63 $1,021.04 $3.80 0.76%
Advisor $1,000 $929.90 $3.82 $1,020.84 $4.00 0.80%

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.52 $12.71 $12.76 $17.24 $16.94 $15.47
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) 0.20
c
0.16 0.29 0.28 0.27
Net realized and unrealized gains (losses) (1.09) 2.61 0.45 (2.17) 1.03 2.21
Total from investment operations ........ (1.11) 2.81 0.61 (1.88) 1.31 2.48
Less distributions from:
Net investment income .............. (0.23) — (0.50) (0.67) (0.02) (0.57)
Net realized gains ................. — — (0.16) (1.93) (0.99) (0.44)
Total distributions ................... (0.23) — (0.66) (2.60) (1.01) (1.01)
Net asset value, end of period .......... $14.18 $15.52 $12.71 $12.76 $17.24 $16.94
Total return
d
....................... (7.13)% 22.11% 4.47% (10.22)% 7.81% 16.45%
Ratios to average net assets
e
Expenses ......................... 1.04% 1.03%
f
1.05% 1.05%
f
1.04%
g
1.06%
f,g
Net investment income (loss) .......... (0.23)% 1.42%
c
1.29% 2.06% 1.64% 1.63%
Supplemental data
Net assets, end of period (000’s) ........ $2,690,812 $3,060,714 $2,831,844 $3,150,057 $3,973,648 $4,240,117
Portfolio turnover rate ................ 48.08% 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.76 $12.18 $12.26 $16.35 $16.21 $14.84
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.07) 0.10
c
0.07 0.13 0.14 0.14
Net realized and unrealized gains (losses) (1.04) 2.48 0.42 (2.01) 0.99 2.12
Total from investment operations ........ (1.11) 2.58 0.49 (1.88) 1.13 2.26
Less distributions from:
Net investment income .............. (0.07) — (0.41) (0.28) — (0.45)
Net realized gains ................. — — (0.16) (1.93) (0.99) (0.44)
Total distributions ................... (0.07) — (0.57) (2.21) (0.99) (0.89)
Net asset value, end of period .......... $13.58 $14.76 $12.18 $12.26 $16.35 $16.21
Total return
d
....................... (7.47)% 21.18% 3.61% (10.94)% 7.01% 15.59%
Ratios to average net assets
e
Expenses ......................... 1.80% 1.80%
f
1.82% 1.80%
f
1.80%
g
1.81%
f,g
Net investment income (loss) .......... (0.99)% 0.70%
c
0.54% 1.31% 0.88% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $10,196 $12,585 $18,630 $28,850 $117,879 $138,534
Portfolio turnover rate ................ 48.08% 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.53 $12.69 $12.73 $17.21 $16.92 $15.45
Income from investment operations
a
:
Net investment income
b
............. —
c
0.24
d
0.20 0.34 0.33 0.32
Net realized and unrealized gains (losses) (1.08) 2.60 0.45 (2.17) 1.03 2.22
Total from investment operations ........ (1.08) 2.84 0.65 (1.83) 1.36 2.54
Less distributions from:
Net investment income .............. (0.28) — (0.53) (0.72) (0.08) (0.63)
Net realized gains ................. — — (0.16) (1.93) (0.99) (0.44)
Total distributions ................... (0.28) — (0.69) (2.65) (1.07) (1.07)
Net asset value, end of period .......... $14.17 $15.53 $12.69 $12.73 $17.21 $16.92
Total return
e
....................... (6.98)% 22.38% 4.71% (9.88)% 8.13% 16.87%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.79% 0.77% 0.74% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.76% 0.76% 0.75% 0.72%
g
0.73%
g,h
Net investment income ............... 0.06% 1.68%
d
1.59% 2.36% 1.96% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $41,228 $42,010 $38,885 $43,595 $51,431 $55,504
Portfolio turnover rate ................ 48.08% 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.54 $12.70 $12.74 $17.23 $16.93 $15.46
Income from investment operations
a
:
Net investment income
b
............. —
c
0.24
d
0.19 0.33 0.32 0.32
Net realized and unrealized gains (losses) (1.09) 2.60 0.45 (2.17) 1.03 2.20
Total from investment operations ........ (1.09) 2.84 0.64 (1.84) 1.35 2.52
Less distributions from:
Net investment income .............. (0.27) — (0.52) (0.72) (0.06) (0.61)
Net realized gains ................. — — (0.16) (1.93) (0.99) (0.44)
Total distributions ................... (0.27) — (0.68) (2.65) (1.05) (1.05)
Net asset value, end of period .......... $14.18 $15.54 $12.70 $12.74 $17.23 $16.93
Total return
e
....................... (7.01)% 22.36% 4.66% (9.99)% 8.09% 16.74%
Ratios to average net assets
f
Expenses ......................... 0.80% 0.80%
g
0.81% 0.80%
g
0.80%
h
0.81%
g,h
Net investment income ............... 0.02% 1.64%
d
1.53% 2.31% 1.88% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $106,716 $115,823 $99,546 $112,891 $146,883 $157,237
Portfolio turnover rate ................ 48.08% 41.83% 52.25% 25.16% 28.39% 31.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Statement of Investments (unaudited), February 28, 2022
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks 98.2%
Belgium 2.6%
Anheuser-Busch InBev SA/NV ...... Beverages 1,180,760 $ 72,845,933
China 2.4%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 189,738 36,072,988
a
Prosus NV ..................... Internet & Direct Marketing Retail 540,765 33,564,090
69,637,078
France 3.5%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 74,810 54,965,994
Pernod Ricard SA ................ Beverages 198,916 43,413,768
98,379,762
Germany 5.7%
Deutsche Boerse AG .............. Capital Markets 352,530 59,995,275
E.ON SE ....................... Multi-Utilities 3,031,820 41,228,259
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 855,659 28,945,560
Siemens AG .................... Industrial Conglomerates 227,496 32,043,047
162,212,141
Hong Kong 2.5%
AIA Group Ltd. .................. Insurance 6,988,604 72,569,044
Ireland 1.9%
a
ICON plc ....................... Life Sciences Tools & Services 230,940 54,966,029
a
Japan 4.4%
Fujitsu Ltd. ..................... IT Services 252,180 36,640,926
Honda Motor Co. Ltd. ............. Automobiles 1,428,555 43,404,576
Sony Group Corp. ................ Household Durables 457,870 46,785,656
126,831,158
South Korea 3.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,608,660 96,932,476
Switzerland 2.8%
Roche Holding AG ............... Pharmaceuticals 213,811 80,968,586
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,918,809 84,303,783
United Kingdom 11.2%
AstraZeneca plc ................. Pharmaceuticals 518,949 63,066,954
BAE Systems plc ................ Aerospace & Defense 4,693,668 45,057,134
BP plc ......................... Oil, Gas & Consumable Fuels 8,255,226 40,230,926
Compass Group plc .............. Hotels, Restaurants & Leisure 1,808,196 40,864,666
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 1,244,340 23,704,677
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,430,592 57,886,268
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 19,190,798 26,469,032
Unilever plc ..................... Personal Products 414,600 20,797,730
318,077,387
United States 54.8%
Albemarle Corp. ................. Chemicals 152,445 29,862,451
a
Alphabet, Inc., A ................. Interactive Media & Services 27,180 73,416,985
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 41,216 126,585,052
American Express Co. ............ Consumer Finance 337,159 65,590,912
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 33,025 71,738,556
Comcast Corp., A ................ Media 1,229,129 57,474,072

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
Dollar Tree, Inc. ................. Multiline Retail 283,624 $ 40,297,298
DuPont de Nemours, Inc. .......... Chemicals 453,917 35,119,558
a
DXC Technology Co. .............. IT Services 1,460,902 49,714,495
a
F5, Inc. ........................ Communications Equipment 130,570 26,224,985
Freeport-McMoRan, Inc. ........... Metals & Mining 682,407 32,039,009
Honeywell International, Inc. ........ Industrial Conglomerates 129,728 24,615,888
Johnson & Johnson .............. Pharmaceuticals 265,801 43,742,871
Keurig Dr Pepper, Inc. ............. Beverages 2,030,350 78,513,635
Lear Corp. ..................... Auto Components 245,812 38,676,060
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 490,313 38,180,673
Medtronic plc ................... Health Care Equipment & Supplies 732,733 76,929,638
a
Meta Platforms, Inc., A ............ Interactive Media & Services 91,239 19,254,166
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 682,436 60,641,263
a
Snap, Inc., A .................... Interactive Media & Services 1,050,480 41,956,171
Starbucks Corp. ................. Hotels, Restaurants & Leisure 495,700 45,500,303
TJX Cos., Inc. (The) .............. Specialty Retail 509,659 33,688,460
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 739,231 91,080,652
a
Twilio , Inc., A .................... IT Services 147,210 25,732,308
a
Uber Technologies, Inc. ............ Road & Rail 816,380 29,414,171
UnitedHealth Group, Inc. ........... Health Care Providers & Services 193,782 92,215,040
a
Walt Disney Co. (The) ............. Entertainment 613,364 91,060,019
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 700,578 65,027,650
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 440,817 56,067,514
1,560,359,855
Total Common Stocks (Cost $2,472,083,148) ....................................
2,798,083,232
Short Term Investments 2.2%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.2%
Canada 0.9%
National Bank of Canada, 0.06%,
3/01/22 ...................... 26,400,000 26,400,000
France 1.3%
Credit Agricole Corporate and
Investment Bank SA, 0.07%, 3/01/22 35,000,000 35,000,000
Total Time Deposits (Cost $61,400,000) ........................................
61,400,000
a a a a a
Total Short Term Investments (Cost $61,400,000 ) ................................
61,400,000
a a a
Total Investments (Cost $2,533,483,148) 100.4% ................................
$2,859,483,232
Other Assets, less Liabilities (0.4)% ...........................................
(10,531,379)
Net Assets 100.0% ...........................................................
$2,848,951,853
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the value of this security was
$57,886,268, representing 2.0% of net assets.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,533,483,148
Value - Unaffiliated issuers .................................................................. $2,859,483,232
Cash .................................................................................... 43,874
Foreign currency, at value (cost $303,755) ........................................................ 340,813
Receivables:
Investment securities sold ................................................................... 2,797,920
Capital shares sold ........................................................................ 651,513
Dividends and interest ..................................................................... 6,184,542
European Union tax reclaims (Note 1 e ) ......................................................... 893,942
Total assets .......................................................................... 2,870,395,836
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,952,696
Capital shares redeemed ................................................................... 2,351,485
Management fees ......................................................................... 1,551,606
Distribution fees .......................................................................... 535,189
Transfer agent fees ........................................................................ 237,359
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............................. 13,245,674
Accrued expenses and other liabilities ........................................................... 569,974
Total liabilities ......................................................................... 21,443,983
Net assets, at value ................................................................. $2,848,951,853
Net assets consist of:
Paid-in capital ............................................................................. $2,564,011,072
Total distributable earnings (losses) ............................................................. 284,940,781
Net assets, at value ................................................................. $2,848,951,853

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
World Fund
Class A:
Net assets, at value ....................................................................... $2,690,811,862
Shares outstanding ........................................................................ 189,722,672
Net asset value per share
a
.................................................................. $14.18
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $15.01
Class C:
Net assets, at value ....................................................................... $10,195,901
Shares outstanding ........................................................................ 750,904
Net asset value and maximum offering price per share
a
............................................. $13.58
Class R6:
Net assets, at value ....................................................................... $41,228,008
Shares outstanding ........................................................................ 2,910,330
Net asset value and maximum offering price per share ............................................. $14.17
Advisor Class:
Net assets, at value ....................................................................... $106,716,082
Shares outstanding ........................................................................ 7,526,862
Net asset value and maximum offering price per share ............................................. $14.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $1,142,979)
Unaffiliated issuers ........................................................................ $15,517,389
Interest:
Unaffiliated issuers ........................................................................ 43,240
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 351
Other income (Note 1 e ) ...................................................................... 193,097
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) .......................... (3,336,336)
Total investment income ................................................................... 12,417,741
Expenses:
Management fees (Note 3 a ) ................................................................... 10,608,159
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,483,812
    Class C ................................................................................ 57,168
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,017,415
    Class C ................................................................................ 4,027
    Class R6 ............................................................................... 10,847
    Advisor Class ............................................................................ 39,427
Custodian fees ............................................................................. 61,573
Reports to shareholders fees .................................................................. 119,063
Registration and filing fees .................................................................... 41,893
Professional fees ........................................................................... 26,738
Trustees' fees and expenses .................................................................. 106,768
Other .................................................................................... 135,990
Total expenses ......................................................................... 15,712,880
Expenses waived/paid by affiliates (Note 3f) .................................................... (4,512)
Net expenses ......................................................................... 15,708,368
Net investmen t income (loss) ............................................................ (3,290,627)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 157,015,877
Foreign currency transactions ................................................................ (366,992)
Forward exchange contracts ................................................................. 15,752,137
Net realized gain (loss) .................................................................. 172,401,022
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (393,619,102)
Translation of other assets and liabilities denominated in foreign currencies .............................. (560,233)
Forward exchange contracts ................................................................. 1,232,490
Net change in unrealized appreciation (depreciation) ............................................ (392,946,845)
Net realized and unrealized gain (loss) ............................................................ (220,545,823)
Net increase (decrease) in net assets resulting from operations .......................................... $(223,836,450)

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton World Fund
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(3,290,627) $45,221,882
Net realized gain (loss) ................................................. 172,401,022 208,380,573
Net change in unrealized appreciation (depreciation) ........................... (392,946,845) 372,038,154
Net increase (decrease) in net assets resulting from operations ................ (223,836,450) 625,640,609
Distributions to shareholders:
Class A ............................................................. (44,013,452) —
Class C ............................................................. (55,139) —
Class R6 ............................................................ (780,101) —
Advisor Class ........................................................ (1,988,799) —
Total distributions to shareholders .......................................... (46,837,491) —
Capital share transactions: (Note 2 )
Class A ............................................................. (114,243,148) (364,041,894)
Class C ............................................................. (1,458,095) (9,478,984)
Class R6 ............................................................ 3,087,929 (4,859,427)
Advisor Class ........................................................ 1,106,797 (5,032,934)
Total capital share transactions ............................................ (111,506,517) (383,413,239)
Net increase (decrease) in net assets ................................... (382,180,458) 242,227,370
Net assets:
Beginning of period ..................................................... 3,231,132,311 2,988,904,941
End of period .......................................................... $2,848,951,853 $3,231,132,311

Templeton Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton World Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
World Fund (Fund) is included in this report. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
February 28, 2022, the Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Certain Fund
specific expenses are charged directly to the Fund that
incurred the expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,763,942 $56,629,243 9,217,073 $133,230,977
Shares issued in reinvestment of distributions .......... 2,756,371 40,243,011 — —
Shares redeemed ............................... (14,022,424) (211,115,402) (34,710,249) (497,272,871)
Net increase (decrease) .......................... (7,502,111) $(114,243,148) (25,493,176) $(364,041,894)
Class C Shares:
Shares sold ................................... 33,663 $483,046 111,842 $1,540,029
Shares issued in reinvestment of distributions .......... 3,911 54,747 — —
Shares redeemed
a
.............................. (139,382) (1,995,888) (788,496) (11,019,013)
Net increase (decrease) .......................... (101,808) $(1,458,095) (676,654) $(9,478,984)
Class R6 Shares:
Shares sold ................................... 374,157 $5,638,538 519,191 $7,465,031
Shares issued in reinvestment of distributions .......... 28,589 416,823 — —
Shares redeemed ............................... (198,241) (2,967,432) (878,650) (12,324,458)
Net increase (decrease) .......................... 204,505 $3,087,929 (359,459) $(4,859,427)
Advisor Class Shares:
Shares sold ................................... 860,876 $13,039,299 1,575,746 $22,918,244
Shares issued in reinvestment of distributions .......... 125,855 1,836,223 — —
Shares redeemed ............................... (915,275) (13,768,725) (1,959,012) (27,951,178)
Net increase (decrease) .......................... 71,456 $1,106,797 (383,266) $(5,032,934)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 0.695% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $14,973
CDSC retained .............................................................................. $374
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $1,071,716, of which $575,406 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2021, the capital loss carryforwards were as follows:
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$1,427,651,063 and $1,399,907,194, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $203,817,446
Cost of investments .......................................................................... $2,534,454,937
Unrealized appreciation ........................................................................ $454,974,751
Unrealized depreciation ........................................................................ (129,946,456)
Net unrealized appreciation (depreciation) .......................................................... $325,028,295
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton World Fund
(continued)
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
For the period ended February 28, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended February 28, 2022, the average month end contract value of forward exchange contracts was
$229,173,380.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton World Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $15,752,137 Forward exchange contracts $1,232,490
Total ....................... $15,752,137 $1,232,490

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton World Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 72,845,933 $ — $ 72,845,933
China ............................... 36,072,988 33,564,090 — 69,637,078
France .............................. — 98,379,762 — 98,379,762
Germany ............................ — 162,212,141 — 162,212,141
Hong Kong ........................... — 72,569,044 — 72,569,044
Ireland .............................. 54,966,029 — — 54,966,029
Japan ............................... — 126,831,158 — 126,831,158
South Korea .......................... — 96,932,476 — 96,932,476
Switzerland ........................... — 80,968,586 — 80,968,586
Taiwan .............................. — 84,303,783 — 84,303,783
United Kingdom ....................... 23,704,677 294,372,710 — 318,077,387
United States ......................... 1,560,359,855 — — 1,560,359,855
Short Term Investments ................... — 61,400,000 — 61,400,000
Total Investments in Securities ........... $1,675,103,549 $1,184,379,683
a
$— $2,859,483,232
a
Includes foreign securities valued at $1,122,979,683, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

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Shareholder Information

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Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON FUNDS
Templeton World Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton Funds
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Global Advisors Limited (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature,
extent and quality of the services provided by the Manager;
(ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager
and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund. The Board noted
management’s continued focus on enhancing the leadership
of the Templeton Global Equity Group and commitment to
providing the resources important to delivering sustainable
returns. The Board also acknowledged the ongoing
integration of the Legg Mason family of funds into the
FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

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Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional global multi-cap value funds.
The Board noted that the Fund’s annualized total return was
below the median of its Performance Universe for the one-,
three-, five- and 10-year periods. The Board discussed this
performance with management and management explained
that, even though the Fund’s peer group is comprised of
multi-cap value funds, some funds within the Performance
Universe are more skewed toward the growth style, which
negatively impacted the Fund’s relative returns during
periods of outperformance of growth investing strategies
over value investing strategies. Management further
explained that the Fund had underweight positions to
domestic securities and the information technology sector
during the one-, three- and five-year periods compared to
its peer group, which detracted from the Fund’s relative
performance. Management then discussed with the Board
the actions that are being taken in an effort to improve the performance of the Fund and the global equity funds as a
whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns. The Board concluded that
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
eleven other global multi-cap value funds. The Board noted
that the Management Rate and actual total expense ratio for
the Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.

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Semiannual Report
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

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Shareholder Information

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Semiannual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

102 S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton World Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

 Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022